Trading revenues (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Trading revenues
Trading revenues	SFr 1,898	SFr 747
Interest rate products
Trading revenues
Trading revenues	4,164	4,117
Foreign exchange products
Trading revenues
Trading revenues	(514)	(2,353)
Equity/index-related products
Trading revenues
Trading revenues	(1,275)	(488)
Credit products
Trading revenues
Trading revenues	(460)	(810)
Commodity, emission and energy products
Trading revenues
Trading revenues	18	46
Other products
Trading revenues
Trading revenues	SFr (35)	SFr 235